9. OTHER EXPENSES - Other Expenses (Details) (USD $)	12 Months Ended	15 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013 Computer and Internet	Dec. 31, 2012 Computer and Internet	Dec. 31, 2013 Telephone	Dec. 31, 2012 Telephone	Dec. 31, 2013 Other Expenses	Dec. 31, 2012 Other Expenses
Other expenses	$ 7,254	$ 6,411	$ 4,060	$ 4,846	$ 1,214	$ 1,281	$ 1,137	$ 1,127